[Invesco Letterhead]

January 14, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK No. 0000909466

Ladies and Gentlemen:

On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing one proxy statement/prospectus and related statement of additional information (“SAI”) to accomplish the following:

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The title of the securities being registered are Class A, Class C and Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Municipal Fund, Invesco Oppenheimer Rochester® Municipals Fund, Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund, Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund, Invesco Oppenheimer Rochester® New Jersey Municipal Fund, Invesco Oppenheimer Rochester® AMT-Free Municipal Fund, Invesco Oppenheimer Rochester® California Municipal Fund, Invesco Oppenheimer Rochester® Limited Term California Municipal Fund, Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund, Invesco Oppenheimer Rochester® High Yield Municipal Fund and Invesco Oppenheimer Intermediate Term Municipal Fund, each a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on February 13, 2019. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, the AIM International Mutual Funds (Invesco International Mutual Funds), AIM Sector Funds (Invesco Sector Funds) and Short-Term Investments Trust have each filed a registration statement on Form N-14 which contains one proxy statement/prospectus that is identical to the proxy statement/ prospectus contained in this Form N-14 Registration Statement. Similarly, AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Equity Funds (Invesco Equity Funds) and AIM Growth Series (Invesco Growth Series) have each filed a registration statement on Form N-14 which contain the same identical proxy statement/prospectus contained in this Form N-14 Registration Statement as well as one additional proxy statement/prospectus that is identical. Thus, while ten registrants today are filing ten registration statements on Form N-14, there are only two forms of proxy statement/prospectuses that need to be reviewed.

Please send copies of all correspondence with respect to the Form N-14 to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:    Jaea Hahn